Business Segment, Geographic Information and Concentration of Risk - Summarize Table of Operations by Geographic Area (Detail) - USD ($) $ in Millions		3 Months Ended								12 Months Ended
		Jul. 01, 2016	Apr. 01, 2016	Jan. 01, 2016	Oct. 02, 2015	Jul. 03, 2015	Apr. 03, 2015	Jan. 02, 2015	Oct. 03, 2014	Jul. 01, 2016		Jul. 03, 2015		Jun. 27, 2014
Net revenue:
Revenue, net		$ 3,495	$ 2,822	$ 3,317	$ 3,360	$ 3,191	$ 3,550	$ 3,888	$ 3,943	$ 12,994	[1]	$ 14,572	[1]	$ 15,130	[1]
Long-lived assets:
Long-lived assets	[2]	3,503				2,965				3,503		2,965
United States [Member]
Net revenue:
Revenue, net	[1]									3,651		3,054		3,013
Long-lived assets:
Long-lived assets	[2]	1,406				1,121				1,406		1,121
China [Member]
Net revenue:
Revenue, net	[1]									2,413		2,726		3,499
Long-lived assets:
Long-lived assets	[2]	463				367				463		367
Asia [Member]
Net revenue:
Revenue, net	[1]									3,989		4,552		4,756
Long-lived assets:
Long-lived assets	[2]	1,628				1,473				1,628		1,473
Europe Middle East And Africa [Member]
Net revenue:
Revenue, net	[1]									2,664		3,169		3,117
Long-lived assets:
Long-lived assets	[2]	$ 6				$ 4				6		4
Other [Member]
Net revenue:
Revenue, net	[1]									$ 277		$ 1,071		$ 745

[1]	Net revenue is attributed to geographic regions based on the ship-to location of the customer. License and royalty revenue is attributed to countries based upon the location of the headquarters of the licensee.
[2]	Long-lived assets are attributed to the geographic location in which they are located.